Other Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities, current
Accrued compensation, benefits, continuation obligation, and bonus	$ 471	$ 436	$ 2,349
Accrued compensation for phantom shares - Note 15	2,106	1,560	1,590
Total	4,980	4,157	3,939
Other liabilities, non-current
Compensation and benefits continuation obligation	904	1,145	0
Payroll tax liability	471	505	0
Total	$ 1,375	$ 1,650	$ 0
Minimum
Other liabilities, non-current
Agreement period for postemployement benefits	12 months	12 months
Maximum
Other liabilities, non-current
Agreement period for postemployement benefits	24 months	24 months